Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2026
Convertible Notes [Line Items]
Schedule of Fixed Conversion Prices

The holder of the L1 Notes has the right, at such holder’s sole discretion, to convert all or any portion of the L1 Notes into Class A ordinary shares at the applicable conversion price. The conversion prices disclosed for the respective L1 closings were as follows:

Initial Conversion Price
US$
First Closing of First Tranche	4.71
Second Closing of First Tranche	4.66
Third Closing of First Tranche	3.06
First Closing of Second Tranche	1.70
Second Closing of Second Tranche	1.18

The 3i Notes are convertible, in whole or in part, at the option of 3i on or after their respective issuance dates into the Company’s Class A ordinary shares. The initial conversion prices were as follows, subject to contractual adjustments:

Initial Conversion Price
US$
Initial Conversion Price US$
First 3i Note	0.87
Second 3i Note	0.63

Schedule of Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s derivate liabilities at their measurement dates:

Issuance Date	First Closing of First Tranche On September 24, 2024	Second Closing of First Tranche On October 7, 2024	Third Closing of First Tranche On December 12, 2024	First Closing of Second Tranche On February 20, 2025	Second Closing of Second Tranche On July 22, 2025
Risk-free rate	3.86%~4.02%	4.28%~4.41%	4.34%~4.35%	4.29%~4.33%	4.17%~4.23%
Estimated volatility rate	37.57%~42.09%	38.86%~45.27%	38.52%~43.00%	31.36%~38.94%	25.77%~37.76%
Dividend yield	0%	0%	0%	0%	0%
Bond yield	8.32%	8.62%	8.66%	8.69%	8.40%

Extinguishment date or Balance sheet date	First Closing of First Tranche On November 22, 2024	First Closing of First Tranche On December 6, 2024	Second Closing of First Tranche On December 6, 2024	Second Closing of First Tranche On December 23, 2024	Second Closing of First Tranche On January 23, 2025	Second Closing of First Tranche On February 24, 2025

Risk-free rate	4.53%	4.32%~4.42%	4.41%	4.39%~4.41%	4.28%	4.29%
Estimated volatility rate	37.60%	38.04%~43.99%	39.17%~48.45%	44.96%~49.86%	34.85%~37.20%	34.51%~35.04%
Dividend yield	0%	0%	0%	0%	0%	0%
Bond yield	8.32%	8.64%	8.64%	8.81%	8.70%	8.62%

Extinguishment date or Balance sheet date	Third Closing of First Tranche On February 24, 2025	Third Closing of First Tranche On April 1, 2025	Third Closing of First Tranche On April 23, 2025	Third Closing of First Tranche On May 23, 2025	Third Closing of First Tranche On June 23, 2025
Risk-free rate	4.26%~4.29%	4.15%~4.24%	4.08%~4.10%	4.10~4.29%	4.25%
Estimated volatility rate	30.21%~40.01%	21.78%~36.67%	35.13%~40.10%	38.65%~42.77%	38.52%
Dividend yield	0%	0%	0%	0%	0%
Bond yield	8.62%	8.49%	8.63%	8.65%	8.51%

Extinguishment date or Balance sheet date	First Closing of Second Tranche On April 15, 2025	First Closing of Second Tranche On June 3, 2025	First Closing of Second Tranche On June 16, 2025	First Closing of Second Tranche On June 30, 2025	First and Second Closing of Second Tranche On July 16, 2025
Risk-free rate	4.02%~4.11%	4.17%~4.23%	4.20%~4.26%	4.04%~4.09%	4.10%~4.13%
Estimated volatility rate	28.96%~40.19%	28.62%~44.44%	30.60%~40.75%	28.25%~39.62%	25.01%~37.62%
Dividend yield	0%	0%	0%	0%	0%
Bond yield	8.63%	8.62%	8.59%	8.38%	8.47%

Extinguishment date or Balance sheet date	First and Second Closing of Second Tranche On July 22, 2025	First and Second Closing of Second Tranche On August 15, 2025	First and Second Closing of Second Tranche On September 25, 2025	First and Second Closing of Second Tranche On October 20, 2025	First and Second Closing of Second Tranche On November 17, 2025
Risk-free rate	4.08%~4.14%	3.97%~4.00%	3.81~3.82%	3.63%~3.64%	3.75%
Estimated volatility rate	25.77%~37.76%	42.82%~57.12%	29.23%~45.33%	35.54%~47.36%	41.99%~55.41%
Dividend yield	0%	0%	0%	0%	0%
Bond yield	8.40%	8.19%	8.08%	7.90%	8.04%

Extinguishment date or Balance sheet date	First and Second Closing of Second Tranche On December 17, 2025	First and Second Closing of Second Tranche On December 31, 2025	First and Second Closing of Second Tranche On January 15, 2026
Risk-free rate	3.60%	3.60%	3.87%
Estimated volatility rate	49.41%~54.78%	44.79%~46.90%	40.07%
Dividend yield	0%	0%	0%
Bond yield	7.92%	7.87%	8.24%

Issuance Date	First Closing of 3I On April 10, 2026	Second Closing of 3I On June 5, 2026
Risk-free rate	3.70~3.73%	3.81%~3.90%
Estimated volatility rate	48.07~57.33%	42.37%~52.73%
Dividend yield	0%	0%
Bond yield	8.96%	9.16%

Extinguishment date or Balance sheet date	Second Closing of 3I On June 10, 2026	Second Closing of 3I On June 17, 2026	Second Closing of 3I On June 30, 2026	First Closing of 3I On June 30, 2026
Risk-free rate	3.79 ~3.88%	3.88~3.98%	3.87~3.97%	3.87~3.94%
Estimated volatility rate	43.57%~51.49%	42.20%~51.16%	43.22%~51.81%	43.29%~51.04%
Dividend yield	0%	0%	0%	0%
Bond yield	9.15%	9.19%	9.32%	9.32%